Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

Note 9:   Income Taxes

The provision for income taxes includes these components:

	2025	2024

	(In thousands)
Taxes currently payable	$547	$797
Deferred income taxes	(633)	(904)
Income tax (benefit) expense	$(86)	$(107)

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below for the period ending 2025:

	2025	2025

	(In thousands)
Computed at the statutory rate (21%)	$1,610	21%
(Decrease) increase resulting from
Low-income housing and historic tax credits	(28)	(0.4)
Other nontaxable and nondeductible items
Tax exempt interest	(1,649)	(21.5)
Earnings on bank-owned life insurance - net	(84)	(1.1)
Other	67	0.9
Other	(2)	0.0
Actual (benefit) tax expense	$(86)	$(1.1)

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense for the period ending December 31, 2024 is shown below:

2024
(In thousands)
Computed at the statutory rate (21%)	$1,532
(Decrease) increase resulting from
Tax exempt interest	(1,571)
Earnings on bank-owned life insurance - net	(90)
Low income housing credit	(63)
Other	85
Actual (benefit) tax expense	$(107)

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2025	2024

	(In thousands)
Deferred tax assets
Allowance for credit losses	$925	$865
Stock based compensation	185	241
Other real estate	175	—
Accrued expenses	172	61
Deferred compensation	585	513
Non-accrual loan interest	53	1
Lease liability	621	603
Net operating loss carryforward	715	561
Tax credit carryforward	930	474
Unrealized loss on securities available for sale	1,385	2,547
Other	—	12
Total deferred tax assets	5,746	5,878

Deferred tax liabilities
Depreciation	(734)	(433)
Deferred loan costs, net	(3)	(7)
FHLB stock dividends	(60)	(60)
Prepaid expenses	(32)	(36)
Intangibles	—	(30)
Right of use asset	(549)	(566)
Employee benefit expense	(985)	(735)
Total deferred tax liabilities	(2,363)	(1,867)
Net deferred tax asset	$3,383	$4,011

The Company has a federal net operating loss carryforward of $3.4 million which may be carried forward indefinitely. Additionally, the Company has tax credits of $930,000 which may be carried forward 20 years and expire beginning in 2044. The Company expects to utilize the tax credit carryforwards prior to expiration therefore no valuation allowance has been recorded.